Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG GW&K Global Allocation Fund

AMG GW&K Enhanced Core Bond ESG Fund

Supplement dated March 9, 2023 to the Statutory Prospectus and Statement of Additional Information, each dated May 1, 2022

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Global Allocation Fund and AMG GW&K Enhanced Core Bond ESG Fund, each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the addresses for BNY Mellon Investment Servicing (US) Inc., the Funds’ transfer agent, that appear in the Statutory Prospectus and SAI have changed. Accordingly, effective immediately, the Statutory Prospectus is revised as follows:

In the sections entitled “Summary of the Funds – Buying and Selling Fund Shares – Transaction Policies” and “Shareholder Guide – How to Buy or Sell Shares”, each instance of the Former Address, as described in the table below, is replaced with the New Address set forth in the table.

Former Address	New Address
AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, RI 02940-9769	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534426 Pittsburgh, PA 15253-4426

The section entitled “How to Contact Us – Transfer Agent” is deleted and replaced with the following:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534426

Pittsburgh, PA 15253-4426

800.548.4539

In addition, effective immediately, the SAI is revised as follows:

The section entitled “Management of the Funds – Transfer Agent” is deleted and replaced with the following: “BNY Mellon Investment Servicing (US) Inc., Attn: 534426, AIM 154-0520, 500 Ross Street, Pittsburgh, Pennsylvania 15262 (the “Transfer Agent”), is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE